Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)		Adjusted Balance Redeemable Non- controlling Interest Previously Reported	Adjusted Balance Redeemable Non- controlling Interest	Adjusted Balance Mezzanine equity Preferred stock Previously Reported	Adjusted Balance Mezzanine equity Preferred stock	Adjusted Balance Common stock Previously Reported	Adjusted Balance Common stock	Adjusted Balance Additional paid-in capital Previously Reported	Adjusted Balance Additional paid-in capital	Adjusted Balance Accumulated Deficit Previously Reported	Adjusted Balance Accumulated Deficit	Adjusted Balance Accumulated other comprehensive income/(loss) Previously Reported	Adjusted Balance Accumulated other comprehensive income/(loss)	Adjusted Balance Previously Reported	Adjusted Balance	Redeemable Non- controlling Interest Previously Reported	Redeemable Non- controlling Interest	Mezzanine equity Preferred stock Previously Reported	Mezzanine equity Preferred stock	Shares pending issuance Previously Reported	Shares pending issuance	Common stock Previously Reported	Common stock	Additional paid-in capital Previously Reported	Additional paid-in capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated other comprehensive income/(loss) Previously Reported	Accumulated other comprehensive income/(loss)	Previously Reported	Total
Balance at Mar. 31, 2022																$ 25,114,751	$ 25,114,751	$ 168,974,437	$ 168,974,437			$ 1,699	$ 0	$ 18,530,768	$ 18,532,467	$ (207,970,204)	$ (207,970,204)	$ 769,156	$ 769,156	$ (188,668,581)	$ (188,668,581)
Balance (in Shares) at Mar. 31, 2022																		99,309,415	21,843,173			16,991,740	5,342
Retroactive application of Reverse Recapitalization (Note 3)	[1]																						$ (1,651)		1,651
Retroactive application of Reverse Recapitalization (Note 3) (in Shares)	[1]																		(77,466,242)				(16,508,926)
Retroactive application of Reverse Stock Split (Note 3)	[2]																						$ (48)		48
Retroactive application of Reverse Stock Split (Note 3) (in Shares)	[2]																						(477,472)
Stock based compensation																									3,610,098						3,610,098
Gain on employee benefit, (net of taxes amounts to $NIL)																													27,083		27,083
Net Profit (loss)																											(62,032,076)				(62,032,076)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													1,031,760		1,031,760
Cancellation of equity share issue
Balance at Mar. 31, 2023		$ 25,114,751	$ 25,114,751	$ 168,974,437	$ 168,974,437	$ 1,699	$ 0	$ 22,140,866	$ 22,142,565	$ (270,002,280)	$ (270,002,280)	$ 1,827,999	$ 1,827,999	$ (246,031,716)	$ (246,031,716)	25,114,751	25,114,751	$ 168,974,437	$ 168,974,437			$ 1,699	$ 0	22,140,867	22,142,566	(270,002,281)	(270,002,281)	1,827,999	1,827,999	(246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	21,843,173	16,987,064	5,342											99,309,415	21,843,173			16,987,064	5,342
Retroactive application of Reverse Recapitalization (Note 3)	[1]																						$ (1,651)		1,651
Retroactive application of Reverse Recapitalization (Note 3) (in Shares)	[1]																		(77,466,242)				(16,504,250)
Retroactive application of Reverse Stock Split (Note 3)	[2]																						$ (48)		48
Retroactive application of Reverse Stock Split (Note 3) (in Shares)	[2]																						(477,472)
Stock based compensation																									444,212						444,212
Gain on employee benefit, (net of taxes amounts to $NIL)																													(79,400)		(79,400)
Net Profit (loss)																											(28,781,134)				(28,781,134)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													(44,777)		(44,777)
Balance at Jun. 30, 2023																	25,114,751		$ 168,974,437				$ 0		22,586,778		(298,783,415)		1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																			21,843,173				5,342
Balance at Mar. 31, 2023		25,114,751	25,114,751	$ 168,974,437	$ 168,974,437	$ 1,699	$ 0	22,140,866	22,142,565	(270,002,280)	(270,002,280)	1,827,999	1,827,999	(246,031,716)	(246,031,716)	25,114,751	25,114,751	$ 168,974,437	$ 168,974,437			$ 1,699	$ 0	22,140,867	22,142,566	(270,002,281)	(270,002,281)	1,827,999	1,827,999	(246,031,716)	(246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	21,843,173	16,987,064	5,342											99,309,415	21,843,173			16,987,064	5,342
Net Profit (loss)																															(26,757,978)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																															(12,305)
Balance at Dec. 31, 2023																							$ 63		272,063,260		(300,032,230)		1,738,241		(26,230,668)
Balance (in Shares) at Dec. 31, 2023																							629,263
Balance at Mar. 31, 2023		$ 25,114,751	25,114,751	$ 168,974,437	$ 168,974,437	$ 1,699	$ 0	$ 22,140,866	22,142,565	$ (270,002,280)	(270,002,280)	$ 1,827,999	1,827,999	$ (246,031,716)	(246,031,716)	25,114,751	25,114,751	$ 168,974,437	$ 168,974,437			$ 1,699	$ 0	22,140,867	22,142,566	(270,002,281)	(270,002,281)	1,827,999	1,827,999	(246,031,716)	$ (246,031,716)
Balance (in Shares) at Mar. 31, 2023				99,309,415	21,843,173	16,987,064	5,342											99,309,415	21,843,173			16,987,064	5,342
Reverse stock split rounding adjustment (in Shares)																															37,956,206
Retroactive application of Reverse Recapitalization (Note 3)	[1]																						$ (1,651)		1,651
Retroactive application of Reverse Recapitalization (Note 3) (in Shares)	[1]																		(77,466,242)				(16,504,250)
Retroactive application of Reverse Stock Split (Note 3)	[2]																						$ (48)		48
Retroactive application of Reverse Stock Split (Note 3) (in Shares)	[2]																						(477,472)
Stock based compensation									617,905						617,905
Accelerated vesting of stock based awards on cancellation									1,265,828						1,265,828
Issuance of shares to vendors against services							$ 4		19,051,996						19,052,000
Issuance of shares to vendors against services (in Shares)							36,173
Issuance of common stock upon settlement of SSCPN							$ 7		27,148,305						27,148,312
Issuance of common stock upon settlement of SSCPN (in Shares)							73,571
Issuance of common stock upon settlement of promissory notes							$ 1		3,953,855						3,953,856
Issuance of common stock upon settlement of promissory notes (in Shares)							10,715
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company									24,314,334						24,314,334
Issue of common stock against Atalaya note																															492,000
Gain on employee benefit, (net of taxes amounts to $NIL)													(69,717)		(69,717)
Net Profit (loss)											(34,277,251)				(34,277,251)																(34,277,251)
Conversion of redeemable non-controlling interest into common stock upon Reverse Recapitalization			$ (25,114,751)				$ 1		25,114,750						25,114,751
Conversion of redeemable non-controlling interest into common stock upon Reverse Recapitalization (in Shares)							13,061
Conversion of redeemable convertible preferred stock into common stock upon Reverse Recapitalization					$ (168,974,437)		$ 38		168,974,399						168,974,437
Conversion of redeemable convertible preferred stock into common stock upon Reverse Recapitalization (in Shares)					(21,843,173)		378,280
Issuance of Common Stock upon Reverse Recapitalization							$ 12		(20,520,679)		(3,271,970)				(23,792,637)
Issuance of Common Stock upon Reverse Recapitalization (in Shares)							112,121
Net common share settlement of private warrants							$ 0		0
Net common share settlement of private warrants (in Shares)							3,110
Foreign currency translation adjustment, (net of taxes amounts to $NIL)													37,710		37,710																37,710
Balance at Mar. 31, 2024							$ 63		272,063,258		(307,551,501)		1,795,992		(33,692,188)							$ 6,319	$ 63	272,057,002	272,063,258	(307,551,501)	(307,551,501)	1,795,992	1,795,992	(33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024							632,373															63,185,881	632,373
Balance at Jun. 30, 2023																	25,114,751		$ 168,974,437				$ 0		22,586,778		(298,783,415)		1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																			21,843,173				5,342
Stock based compensation																									173,693						173,693
Gain on employee benefit, (net of taxes amounts to $NIL)																													25,186		25,186
Net Profit (loss)																											(12,402,285)				(12,402,285)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													30,697		30,697
Balance at Sep. 30, 2023																	25,114,751		$ 168,974,437				$ 0		22,760,471		(311,185,700)		1,759,705		(286,665,524)
Balance (in Shares) at Sep. 30, 2023																			21,843,173				5,342
Accelerated vesting of stock based awards on cancellation																									1,265,828						1,265,828
Conversion of redeemable non-controlling interest into common stock upon Merger																	(25,114,751)						$ 1		25,114,750						25,114,751
Conversion of redeemable non-controlling interest into common stock upon Merger (in Shares)																							13,061
Conversion of redeemable convertible preferred stock into common stock upon Merger																			$ (168,974,437)				$ 38		168,974,399						168,974,437
Conversion of redeemable convertible preferred stock into common stock upon Merger (in Shares)																			(21,843,173)				378,280
Issuance of shares to vendors against services																							$ 3		19,051,997						19,052,000
Issuance of shares to vendors against services (in Shares)																							36,173
Issuance of common stock upon settlement of SSCPN																							$ 7		27,148,306						27,148,311
Issuance of common stock upon settlement of SSCPN (in Shares)																							73,571
Issuance of common stock upon settlement of promissory notes																							$ 1		3,953,855						3,953,856
Issuance of common stock upon settlement of promissory notes (in Shares)																							10,715
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company																									24,314,334						24,314,334
Issuance of Common Stock upon Merger																							$ 11		(20,520,680)		(3,271,969)				(23,792,638)
Issuance of Common Stock upon Merger (in Shares)																							112,121
Gain on employee benefit, (net of taxes amounts to $NIL)																													(23,239)		(23,239)
Net Profit (loss)																											14,425,439				14,425,439
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													1,775		1,775
Balance at Dec. 31, 2023																							$ 63		272,063,260		(300,032,230)		1,738,241		(26,230,668)
Balance (in Shares) at Dec. 31, 2023																							629,263
Balance at Mar. 31, 2024							$ 63		272,063,258		(307,551,501)		1,795,992		(33,692,188)							$ 6,319	$ 63	272,057,002	272,063,258	(307,551,501)	(307,551,501)	1,795,992	1,795,992	(33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024							632,373															63,185,881	632,373
Retroactive application of Reverse Stock Split (Note 3)	[2]																						$ (6,256)		6,256
Retroactive application of Reverse Stock Split (Note 3) (in Shares)	[2]																						(62,553,508)
Issue of common stock against Atalaya note	[3]																						$ 13		2,324,683						2,324,696
Issue of common stock against Atalaya note (in Shares)	[3]																						125,121
Issue of common stock warrants along with redeemable promissory notes																									2,047,925						2,047,925
Issue of common stock warrants to placement agents																									418,157						418,157
Gain on employee benefit, (net of taxes amounts to $NIL)																													(65,190)		(65,190)
Net Profit (loss)																											(2,334,233)				(2,334,233)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													56,219		56,219
Balance at Jun. 30, 2024																							$ 76		276,854,023		(309,885,734)		1,787,021		(31,244,614)
Balance (in Shares) at Jun. 30, 2024																							757,494
Balance at Mar. 31, 2024							$ 63		$ 272,063,258		$ (307,551,501)		$ 1,795,992		$ (33,692,188)							$ 6,319	$ 63	$ 272,057,002	272,063,258	$ (307,551,501)	(307,551,501)	$ 1,795,992	1,795,992	$ (33,692,188)	(33,692,188)
Balance (in Shares) at Mar. 31, 2024							632,373															63,185,881	632,373
Net Profit (loss)																															(13,805,617)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																															417,695
Balance at Dec. 31, 2024																							$ 677		280,779,361		(321,357,118)		2,154,326		(38,422,754)
Balance (in Shares) at Dec. 31, 2024																							6,771,662
Balance at Jun. 30, 2024																							$ 76		276,854,023		(309,885,734)		1,787,021		(31,244,614)
Balance (in Shares) at Jun. 30, 2024																							757,494
Shares pending issuance on conversion of Unsecured promissory note																					2,027,840										2,027,840
Gain on employee benefit, (net of taxes amounts to $NIL)																													19,604		19,604
Net Profit (loss)																											(3,549,321)				(3,549,321)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													(12,327)		(12,327)
Balance at Sep. 30, 2024																					2,027,840		$ 76		276,854,023		(313,435,055)		1,794,298		(32,758,818)
Balance (in Shares) at Sep. 30, 2024																							757,494
Issuance of common stock upon conversion of unsecured promissory note																					(2,027,840)		$ 1		2,027,839
Issuance of common stock upon conversion of unsecured promissory note (in Shares)																							6,759
Issue of common stock upon conversion of warrants along with redeemable promissory notes																							$ 93		(93)
Issue of common stock upon conversion of warrants along with redeemable promissory notes (in Shares)																							930,522
Issue of common stock and pre-funded warrants																							$ 440		2,432,531						2,432,971
Issue of common stock and pre-funded warrants (in Shares)																							4,398,775
Issuance costs towards Common Stock and warrants																									(572,138)						(572,138)
Issuance of Common Stock upon exercise of pre-funded warrants																							$ 41		(41)
Issuance of Common Stock upon exercise of pre-funded warrants (in Shares)																							410,000
Reverse stock split rounding adjustment																							$ 26		(26)
Reverse stock split rounding adjustment (in Shares)																							268,112
Issue of common stock warrants to placement agents																									37,266						37,266
Gain on employee benefit, (net of taxes amounts to $NIL)																													(13,775)		(13,775)
Net Profit (loss)																											(7,922,063)				(7,922,063)
Foreign currency translation adjustment, (net of taxes amounts to $NIL)																													373,803		373,803
Balance at Dec. 31, 2024																							$ 677		$ 280,779,361		$ (321,357,118)		$ 2,154,326		$ (38,422,754)
Balance (in Shares) at Dec. 31, 2024																							6,771,662

[1]	Both the number of stock outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.
[2]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 3)
[3]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.